RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
17	RELATED PARTY TRANSACTIONS

The Company’s policy is to conduct all transactions and settle all balances with related parties on market terms and conditions for those in the normal course of business. Transactions between the Company and its consolidated entities have been eliminated on consolidation and are not disclosed in this note.

All related party transactions and balances disclosed in the note below relate to individuals or entities that met the definition of a related party in accordance with IAS 24 at the time the transactions occurred. Where individuals or entities ceased to meet this definition, transactions and balances are disclosed only for the period during which the related party relationship existed.

Key Management Personnel

The Company’s key management personnel are comprised of members of the Board and the executive team.

Transactions with Shareholders, Key Management Personnel and Members of the Board of Directors

Transactions recorded in the consolidated statements of loss and comprehensive loss between the Company and its shareholders, key management personnel and Board of Directors are set out in aggregate as follows:

		Year Ended December 31,
	'	2025	2024
Salaries and subcontractors		(2,489)	(3,521)
Share based compensation		(881)	(698)
		(3,370)	(4,219)

Transactions with Wild Streak and Spin Vendors

Certain vendors in the sale of Wild Streak and Spin subsequently became employees and directors of the Company. Transactions recorded in the consolidated statements of loss and comprehensive loss between the Company and these employees are set out in aggregate as follows:

	Year Ended December 31,
	2025	2024
Salaries and subcontractors	—	(1,858)
Share based compensation	—	(16)
Gain on remeasurement of deferred consideration	—	132
Interest and financing fees	—	(1,045)
	—	(2,787)

Balances due to/from key management personnel, Board of Directors and Wild Streak and Spin vendors who subsequently became employees and directors of the Company are set out in aggregate as follows:

17	RELATED PARTY TRANSACTIONS (CONTINUED)

Consolidated statements of financial position	As at	As at
	December 31,	December 31,
	2025	2024
Accrued liabilities	(382)	(1,857)
Deferred consideration - current	—	(1,244)
Loans payable	—	(6,579)
Net related party payable	(382)	(9,680)

Other transactions with key management personnel, Board of Directors and Wild Streak and Spin vendors who subsequently became employees and directors of the Company are set out in aggregate as follows:

Consolidated statements of changes in equity	Year Ended December 31,
	2025	2024
Shares issued as deferred consideration to Wild Streak Vendors
Shares to be issued	—	(3,491)
Share capital	—	3,491
Shares issued as consideration to Spin Vendors
Share capital	—	2,139
Exercise of DSUs, RSUs and FSOs
Contributed surplus	(780)	(2,698)
Share capital	817	2,968
Net movement in equity	37	2,409

Consolidated statements of cash flows	Year Ended December 31,
	2025	2024
Proceeds from loan	—	6,532
Interest paid on loan	—	(454)
Proceeds from exercise of options	37	270
Net cash inflow	37	6,348